UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Connecticut Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,047.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.55	$ 2.48
Fidelity Connecticut Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .86**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Connecticut Municipal Money Market Fund would have been .48% and the expenses paid in the actual and hypothetical examples above would have been $2.40 and $2.43, respectively.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.1	47.7
Health Care	12.1	10.8
Water & Sewer	12.0	11.4
Special Tax	11.0	11.5
Education	10.1	9.5
Weighted Average Maturity as of May 31, 2012
		6 months ago
Years	6.0	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2012
6 months ago
Years	6.5	6.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
AAA 15.3%	AAA 16.8%
AA,A 76.2%	AA,A 74.7%
BBB 5.3%	BBB 3.6%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 1.5%	Not Rated 3.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Connecticut - 91.4%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,526,399
4.5% 8/15/21	1,225,000	1,410,612
4.5% 8/15/22	1,325,000	1,513,640
5% 8/15/18	1,500,000	1,806,330
5% 8/15/19	750,000	897,270
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	885,188
Series 2010 B, 4% 10/15/19	1,110,000	1,309,478
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,607,383
5.375% 8/15/18 (FSA Insured)	3,400,000	3,428,016
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,022,740
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,429,718
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,810,471
5% 12/1/17 (FSA Insured)	1,830,000	2,098,461
5% 12/1/18 (FSA Insured)	1,635,000	1,862,674
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,841,195
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity)	1,035,000	1,053,154
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (a)(b)	5,000,000	5,016,500
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,957,100
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,376,740
Series 2006 D:
5% 11/1/24	17,980,000	20,827,672
5% 11/1/25	10,000,000	11,560,600
Series 2006 E, 5% 12/15/16	3,020,000	3,579,968
Series 2006 F, 5% 12/1/21	14,000,000	16,358,160
Series 2007 D, 5% 12/1/19	1,745,000	2,105,500
Series 2008 A, 5% 4/15/27	5,000,000	5,798,600
Series 2008 B, 5% 4/15/28	4,000,000	4,603,120
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2011 D:
5% 11/1/24	$ 4,810,000	$ 5,884,458
5% 11/1/25	10,000,000	12,111,600
Series A:
5% 2/15/28	2,500,000	2,926,650
5% 2/15/29	2,500,000	2,914,825
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	5,000,000	5,044,950
Series A:
5% 7/1/20	4,855,000	5,633,257
5% 7/1/21	800,000	922,808
5% 7/1/41	3,000,000	3,207,450
Series C:
5% 7/1/20	465,000	562,338
5% 7/1/22	425,000	517,816
5% 7/1/24	1,000,000	1,189,970
Series D:
5% 7/1/21	2,975,000	3,452,131
5% 7/1/23	3,335,000	3,823,578
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,636,088
Series N:
5% 7/1/20	1,250,000	1,409,863
5% 7/1/21	610,000	685,122
5% 7/1/21	1,940,000	2,239,458
5% 7/1/22	2,035,000	2,340,413
5% 7/1/23	1,500,000	1,668,630
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,400,170
Series M, 5% 7/1/34	1,000,000	1,063,380
Series O, 5% 7/1/40	2,000,000	2,138,180
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,271,743
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,223,800
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	2,115,000	2,616,318
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,250,020
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,186,800
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,127,530
5% 7/1/18	1,000,000	1,130,390
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,798,639
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,703,909
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,487,950
5% 7/1/30	2,000,000	2,314,320
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,079,660
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	12,015,000	12,452,586
Series Y1, 5% 7/1/35	5,000,000	5,440,050
Series Z1, 5% 7/1/42	3,335,000	3,709,154
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,502,983
5% 7/1/18 (AMBAC Insured)	3,020,000	3,411,754
5% 7/1/19 (AMBAC Insured)	2,035,000	2,283,616
5% 7/1/31 (AMBAC Insured)	5,000,000	5,376,550
Series 2011 M, 5.375% 7/1/41	5,485,000	6,102,446
Series G, 5% 7/1/39	1,000,000	1,121,090
Series H1, 5% 7/1/41	1,250,000	1,374,238
Series J:
5% 11/1/24	1,390,000	1,696,565
5% 11/1/25	1,465,000	1,772,987
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,661,630
5% 1/1/25	875,000	1,030,811
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,617,660
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,541,452
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,242,720
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2004 A:
5% 7/1/23	$ 3,260,000	$ 3,584,761
Series 2007 A:
5% 8/1/26	3,800,000	4,284,196
5% 8/1/27 (AMBAC Insured)	2,000,000	2,246,560
Series 2008 A, 5% 11/1/21	5,000,000	5,950,500
Series 2009 1, 5% 2/1/17	10,000,000	11,840,000
Series 2010 C, 5% 11/1/20	1,085,000	1,351,823
Series 2011 A, 5% 12/1/25	5,000,000	6,054,800
Connecticut State Revolving Fund Gen. Rev.:
Series 2008 A:
5% 2/1/16	5,500,000	6,371,530
5% 2/1/17	3,000,000	3,573,150
Series 2009 A:
5% 6/1/23	1,750,000	2,144,538
5% 6/1/25	7,210,000	8,703,047
5% 6/1/26	2,000,000	2,402,520
Danbury Gen. Oblig.:
Series 2010 B:
5% 7/1/19	2,005,000	2,498,551
5% 7/1/20	1,220,000	1,537,139
Series 2011:
5% 7/15/22	1,000,000	1,260,110
5% 7/15/23	1,300,000	1,618,435
5% 7/15/24	410,000	505,825
5% 7/15/25	350,000	428,558
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	298,210
4% 7/15/18	535,000	619,246
4% 7/15/19	335,000	391,531
4% 7/15/21	360,000	418,633
4% 7/15/22	325,000	373,701
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	974,660
5% 7/1/18	350,000	421,516
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,893,825
5% 7/1/17	1,000,000	1,205,590
5% 7/1/18	1,000,000	1,227,810
5% 7/1/19	3,225,000	4,058,501
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	$ 740,000	$ 814,681
4% 9/15/19	500,000	543,345
4% 9/15/20	250,000	269,830
Series A:
4% 9/15/20	1,445,000	1,681,258
4% 9/15/21	905,000	1,042,225
5% 9/15/19	325,000	405,681
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,260
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,085,850
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,511,233
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,881,696
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,846,302
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,176,590
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,183,610
5% 4/1/21 (FSA Insured)	1,000,000	1,185,480
5% 4/1/22 (FSA Insured)	1,000,000	1,194,380
5% 4/1/24	2,500,000	2,892,575
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,453,067
5% 8/1/15	1,000,000	1,126,260
5% 8/1/17	2,680,000	3,187,619
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	517,180
4% 5/1/14	800,000	854,456
5% 5/1/15	500,000	562,035
5% 5/1/16	1,000,000	1,163,690
5% 5/1/18	500,000	608,005
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,347,883
5% 6/15/17 (AMBAC Insured) (b)	775,000	784,269
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	$ 1,985,000	$ 2,222,624
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,263,147
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	33,184
Series 2005:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,868,646
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100)	1,925,000	2,154,845
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,882,198
5% 11/1/16 (AMBAC Insured)	6,000,000	6,864,360
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,175,810
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,261,860
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,413,420
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,623,742
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,177,920
5% 1/15/17 (AMBAC Insured)	1,025,000	1,206,763
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	732,738
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,763,377
5% 7/1/23	975,000	1,193,654
5% 7/1/26	625,000	748,156
Series 2011 A:
4% 7/1/22	1,000,000	1,162,470
4% 7/1/23	1,000,000	1,149,070
4% 7/1/24	1,000,000	1,136,720
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	593,830
4% 8/1/20	200,000	235,136
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	691,626
4% 7/15/21	600,000	684,600
4% 7/15/22	600,000	676,962
4% 7/15/23	600,000	671,298
Reg'l. School District #15:
4% 7/1/16	750,000	839,880
4% 7/1/22	1,520,000	1,727,343
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,693,530
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,699,641
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,956,225
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,274,663
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,516,809
Twenty Seventh Series, 5% 8/1/30	4,355,000	5,066,868
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	27,392,743
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,444,295
5% 7/1/18	3,600,000	4,403,520
Series 2011, 4% 7/1/23	1,045,000	1,203,558
5.25% 7/15/15	3,000,000	3,161,820
5.5% 7/15/14	1,250,000	1,257,200
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,186,328
Series 2009:
4% 9/15/17	850,000	977,458
4% 9/15/19	400,000	468,996
4% 9/15/20	525,000	607,709
4% 9/15/21	500,000	572,505
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,252,538
Series 2011 A, 5% 2/15/27	3,000,000	3,546,720
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,327,348
4% 8/1/22	1,000,000	1,131,300
4.25% 8/1/21	1,000,000	1,170,160
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,297,599
Series 2009 B:
4.5% 7/1/20	1,375,000	1,634,545
5% 7/1/18	2,635,000	3,209,325
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Watertown Gen. Oblig.: - continued
Series 2009 B:
5% 7/1/19	$ 1,000,000	$ 1,237,790
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/19	3,175,000	3,976,021
5% 7/1/20	2,195,000	2,775,095
5% 7/1/21	1,000,000	1,258,220
5% 7/1/22	1,210,000	1,503,788
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,672,126
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,188,025
5% 8/1/22	2,000,000	2,469,720
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	905,088
Series 2009, 5% 2/1/21	480,000	582,298
Series 2010:
4% 11/1/20	1,050,000	1,262,993
4% 11/1/21	1,000,000	1,187,180
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	364,404
5% 1/15/20	350,000	437,511
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	609,315
4% 7/15/19	500,000	568,665
4% 7/15/20	460,000	517,339
		532,751,281
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,037,660
Puerto Rico - 6.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,632,985
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	529,361
Series CC, 5.25% 7/1/33	2,495,000	2,901,061
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,219,936
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,738,953
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,259,600
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	284,753
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,263,340
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,518,000
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,404,923
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	928,552
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,825,000
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,273,760
		36,780,224
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,490,750
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $532,554,456)	573,059,915
NET OTHER ASSETS (LIABILITIES) - 1.7%	9,670,118
NET ASSETS - 100%	$ 582,730,033
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	47.1%
Health Care	12.1%
Water & Sewer	12.0%
Special Tax	11.0%
Education	10.1%
Others* (Individually Less Than 5%)	7.7%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $532,554,456)		$ 573,059,915
Cash		3,323,007
Receivable for fund shares sold		31,016
Interest receivable		7,940,803
Prepaid expenses		190
Other receivables		1,532
Total assets		584,356,463

Liabilities
Payable for fund shares redeemed	$ 795,659
Distributions payable	485,587
Accrued management fee	177,036
Other affiliated payables	144,185
Other payables and accrued expenses	23,963
Total liabilities		1,626,430

Net Assets		$ 582,730,033
Net Assets consist of:
Paid in capital		$ 541,354,682
Undistributed net investment income		59,741
Accumulated undistributed net realized gain (loss) on investments		810,151
Net unrealized appreciation (depreciation) on investments		40,505,459
Net Assets, for 48,341,458 shares outstanding		$ 582,730,033
Net Asset Value, offering price and redemption price per share ($582,730,033 ÷ 48,341,458 shares)		$ 12.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Interest		$ 9,944,797

Expenses
Management fee	$ 1,042,518
Transfer agent fees	216,323
Accounting fees and expenses	70,240
Custodian fees and expenses	3,348
Independent trustees' compensation	1,022
Registration fees	19,770
Audit	26,696
Legal	3,859
Miscellaneous	2,789
Total expenses before reductions	1,386,565
Expense reductions	(3,325)	1,383,240
Net investment income (loss)		8,561,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		876,417
Change in net unrealized appreciation (depreciation) on investment securities		16,538,047
Net gain (loss)		17,414,464
Net increase (decrease) in net assets resulting from operations		$ 25,976,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,561,557	$ 17,525,619
Net realized gain (loss)	876,417	4,019,078
Change in net unrealized appreciation (depreciation)	16,538,047	8,326,175
Net increase (decrease) in net assets resulting from operations	25,976,021	29,870,872
Distributions to shareholders from net investment income	(8,560,957)	(17,520,408)
Distributions to shareholders from net realized gain	(3,724,173)	(2,210,578)
Total distributions	(12,285,130)	(19,730,986)
Share transactions Proceeds from sales of shares	55,085,122	93,093,450
Reinvestment of distributions	8,316,358	13,264,729
Cost of shares redeemed	(40,818,060)	(171,553,670)
Net increase (decrease) in net assets resulting from share transactions	22,583,420	(65,195,491)
Redemption fees	893	3,676
Total increase (decrease) in net assets	36,275,204	(55,051,929)

Net Assets
Beginning of period	546,454,829	601,506,758
End of period (including undistributed net investment income of $59,741 and undistributed net investment income of $59,141, respectively)	$ 582,730,033	$ 546,454,829
Other Information Shares
Sold	4,603,905	8,140,912
Issued in reinvestment of distributions	697,236	1,160,690
Redeemed	(3,416,863)	(15,178,209)
Net increase (decrease)	1,884,278	(5,876,607)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.49	$ 11.46	$ 10.64	$ 11.32	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.179	.378	.373	.407	.426	.431
Net realized and unrealized gain (loss)	.371	.313	.078	.879	(.651)	(.090)
Total from investment operations	.550	.691	.451	1.286	(.225)	.341
Distributions from net investment income	(.180)	(.377)	(.372)	(.408)	(.426)	(.431)
Distributions from net realized gain	(.080)	(.044)	(.049)	(.058)	(.030)	(.080)
Total distributions	(.260)	(.421)	(.421)	(.466)	(.456)	(.511)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.001	- F
Net asset value, end of period	$ 12.05	$ 11.76	$ 11.49	$ 11.46	$ 10.64	$ 11.32
Total Return B, C	4.72%	6.18%	3.99%	12.31%	(2.06)%	3.08%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.48%	.48%	.48%	.44%	.44%
Net investment income (loss)	3.00% A	3.29%	3.23%	3.64%	3.84%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 582,730	$ 546,455	$ 601,507	$ 587,643	$ 462,018	$ 438,843
Portfolio turnover rate	11% A	14%	12%	15%	15%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	75.0	70.7	79.4
8 - 30	1.3	3.8	1.6
31 - 60	3.4	6.5	2.0
61 - 90	0.4	0.9	4.2
91 - 180	6.1	11.5	5.9
> 180	13.8	6.6	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity Connecticut Municipal Money Market Fund	48 Days	41 Days	34 Days
Connecticut Tax-Free Money Market Funds Average*	44 Days	41 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Connecticut Municipal Money Market Fund	50 Days	45 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Variable Rate Demand Notes (VRDNs) 59.8%	Variable Rate Demand Notes (VRDNs) 49.6%
Other Municipal Debt 26.5%	Other Municipal Debt 34.2%
Investment Companies 13.7%	Investment Companies 14.2%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 2.0%

* Source: iMoneyNet, Inc.

Current and Historical Seven-Day Yields
	5/31/12	2/29/12	11/28/11	8/29/11	5/30/11

Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2012, the most recent period shown in the table, would have been -0.26%.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount	Value
Connecticut - 54.8%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 2,000,000	$ 2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.16% 6/7/12, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Poll. Cont. Rev. (Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.21% 6/7/12, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.5% 6/7/12, LOC RBS Citizens NA, VRDN (b)(e)	4,710,000	4,710,000
Series 2004 B, 0.45% 6/7/12, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series Putters 3996, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series WF 11 89C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	10,100,000	10,100,000
Series 2004 A, 0.15% 6/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	72,400,000	72,400,000
Series B, 0.16% 6/7/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,460,000	16,460,000
Connecticut Health & Ed. Rev.:
Series 2002 A1, 0.26% 6/7/12, LOC Bank of America NA, VRDN (b)	5,560,000	5,560,000
Series 2011 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (b)	36,590,000	36,590,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (b)	15,540,000	15,540,000
Series B, 0.25% 6/7/12, LOC Bank of America NA, VRDN (b)	5,965,000	5,965,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.27% 6/7/12, LOC Bank of America NA, VRDN (b)	2,190,000	2,190,000
(Choate Rosemary Hall Proj.) Series D, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)	29,120,000	29,120,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (b)	13,860,000	13,860,000
(Gaylord Hosp. Proj.) Series B, 0.25% 6/7/12, LOC Bank of America NA, VRDN (b)	17,335,000	17,335,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greenwich Academy Proj.) Series C, 0.15% 6/6/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,970,000	$ 1,970,000
(Greenwich Hosp. Proj.) Series C, 0.24% 6/7/12, LOC Bank of America NA, VRDN (b)	36,810,000	36,810,000
(Griffin Hosp. Proj.) Series C, 0.15% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	22,625,000	22,625,000
(Hamden Hall Country Day School Proj.) Series A, 0.24% 6/7/12, LOC RBS Citizens NA, VRDN (b)	15,050,000	15,050,000
(Hosp. for Spl. Care Proj.) Series E, 0.16% 6/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	10,855,000	10,855,000
(Masonicare Corp. Proj.):
Series C, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	71,625,000	71,625,000
Series D, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	22,335,000	22,335,000
(Pierce Memorial Baptist Home Proj.) Series A, 0.19% 6/7/12, LOC Bank of America NA, VRDN (b)	7,885,000	7,885,000
(Pomfret School Issue Proj.) Series A, 0.28% 6/7/12, LOC Bank of America NA, VRDN (b)	4,675,000	4,675,000
(Ridgefield Academy Proj.) Series A, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (b)	10,760,000	10,760,000
(Sacred Heart Univ. Proj.) Series F, 0.24% 6/7/12, LOC Bank of America NA, VRDN (b)	19,460,000	19,460,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)	146,890,000	146,890,000
(The Taft School Proj.) Series H, 0.25% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.16% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,830,000	8,830,000
(Wesleyan Univ. Proj.) Series H, 0.11% 6/7/12, VRDN (b)	10,105,000	10,105,000
(Yale Univ. Proj.):
Series T2, 0.14% 6/7/12, VRDN (b)	25,550,000	25,550,000
Series U1, 0.14% 6/7/12, VRDN (b)	5,285,000	5,285,000
Series U2, 0.15% 6/7/12, VRDN (b)	12,960,000	12,960,000
Series V1, 0.15% 6/1/12, VRDN (b)	5,500,000	5,500,000
Series V2, 0.15% 6/1/12, VRDN (b)	1,345,000	1,345,000
Series Y3, 0.15% 6/1/12, VRDN (b)	4,920,000	4,920,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)	16,900,000	16,900,000
Series K2, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,165,000	7,165,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.):
Series L2, 0.23% 6/7/12, LOC Bank of America NA, VRDN (b)	$ 18,480,000	$ 18,480,000
Participating VRDN:
Series BA 08 1080, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,170,000	10,170,000
Series BBT 08 32, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,895,000	3,895,000
Series EGL 02 6027 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.16% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	21,900,000	21,900,000
Series Putters 3363, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series ROC II R 11854, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(f)	11,010,000	11,010,000
Series Solar 07 27, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	25,710,000	25,710,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.16% 6/7/12, LOC HSBC Bank USA, NA, VRDN (b)	5,850,000	5,850,000
Series 2010, 0.15% 6/7/12, LOC HSBC Bank USA, NA, VRDN (b)	4,900,000	4,900,000
Participating VRDN Series Putters 4091, 0.3% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,255,000	15,255,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.18% 6/7/12, LOC Freddie Mac, VRDN (b)(e)	30,095,000	30,095,000
Waterford Gen. Oblig. Participating VRDN Series Putters 4074, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,000,000	8,000,000
		963,859,000
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series MT 699, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,390,000	3,390,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - 0.1%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.21% 6/7/12, LOC PNC Bank NA, VRDN (b)(e)	$ 2,000,000	$ 2,000,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (b)	700,000	700,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.31% 6/7/12, VRDN (b)	5,000,000	5,000,000
Puerto Rico - 4.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.12% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	49,790,000	49,790,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.19% 6/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	27,000,000	27,000,000
		76,790,000
West Virginia - 0.0%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 0.2% 6/7/12, LOC Deutsche Bank AG, VRDN (b)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE		1,052,739,000
Other Municipal Debt - 26.5%

Connecticut - 26.0%
Avon Gen. Oblig. BAN 1.5% 10/30/12	7,000,000	7,035,804
Bethel Gen. Oblig. BAN 1% 11/15/12	6,480,000	6,504,136
Bristol Gen. Oblig. Bonds Series 2011, 4% 8/1/12	1,880,000	1,891,898
Brookfield Gen. Oblig. BAN 1.5% 1/25/13	7,795,000	7,858,179
Clinton Gen. Oblig. BAN 1.25% 2/12/13	3,700,000	3,723,313
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.45% tender 6/7/12, CP mode	8,065,000	8,065,000
Connecticut Gen. Oblig. Bonds:
Series 2001 C, 5.5% 12/15/12	1,500,000	1,542,127
Series 2002 B:
5.5% 6/15/12 (Pre-Refunded to 6/15/12 @ 100)	5,145,000	5,155,419
5.5% 6/15/12 (Pre-Refunded to 6/15/12 @ 100)	1,000,000	1,002,022
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2002 D, 5.25% 11/15/12	$ 2,560,000	$ 2,617,923
Series 2002 E, 5.5% 11/15/12	3,190,000	3,266,092
Series 2003 B, 5% 4/15/13 (Pre-Refunded to 4/15/13 @ 100)	5,000,000	5,207,929
Series 2003 C, 5% 5/1/13	1,050,000	1,095,997
Series 2004 B, 5% 12/1/12	7,655,000	7,838,158
Series 2004 D, 5% 12/1/12	1,605,000	1,643,572
Series 2005 C, 5% 6/1/12	1,775,000	1,775,000
Series 2006 D, 5% 11/1/12	2,000,000	2,039,954
Series 2006 F, 3.5% 12/1/12	500,000	508,128
Series 2007 A, 4% 5/1/13	400,000	413,506
Series 2007 B, 4% 5/1/13	1,100,000	1,137,806
Series 2007 E, 5% 3/15/13	2,670,000	2,770,797
Series 2008 A, 3.25% 4/15/13	800,000	820,827
Series 2008 C, 4.5% 11/1/12	1,500,000	1,526,250
Series 2009 A:
3% 1/1/13	1,075,000	1,092,543
4% 1/1/13	350,000	357,327
5% 1/1/13	25,790,000	26,512,691
5% 1/1/13	26,750,000	27,500,051
5% 3/1/13	1,000,000	1,035,825
Series 2011 A, 0.33% 5/15/13 (b)	1,600,000	1,602,263
Series 2011 E, 1.5% 11/1/12	20,000,000	20,106,710
Series 2012 A, 0.17% 4/15/13 (b)	11,800,000	11,800,000
Series D, 5.375% 11/15/12 (Pre-Refunded to 11/15/12 @ 100)	2,545,000	2,604,438
Connecticut Health & Ed. Rev. Bonds:
(Lawrence and Memorial Hosp. Proj.) Series F, 1% 7/1/12	1,000,000	1,000,270
Series 2011 N, 3% 7/1/12	2,180,000	2,184,536
Series L, 2.5% 11/1/12	1,780,000	1,797,347
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.):
Series 2010 A3, 4%, tender 2/7/13 (b)	2,900,000	2,974,633
Series S1, 0.2% tender 6/13/12, CP mode	11,000,000	11,000,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2012 A:
0.17% 11/15/12	5,160,000	5,160,000
0.22% 5/15/13	5,250,000	5,250,000
Series 2012 D1, 0.22% 5/15/13 (a)	12,350,000	12,350,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds Series 2009 A, 4% 1/1/13	2,015,000	2,058,002
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Bonds Series 2012 A. 2% 1/1/13	$ 1,755,000	$ 1,769,767
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1991 B, 6.5% 10/1/12	500,000	510,218
Series 1992 B, 6.125% 9/1/12	3,070,000	3,114,870
Series 1998 A, 5.5% 10/1/12	8,410,000	8,557,664
Series 1998 B, 5.5% 11/1/12	5,180,000	5,293,779
Series 2004 A, 5% 7/1/12	2,200,000	2,208,585
Series 2009 1, 5% 2/1/13	5,220,000	5,385,820
Series 2009 A, 3% 12/1/12	1,000,000	1,013,957
Series 2010 A, 5% 11/1/12	4,000,000	4,079,275
Series 2011 B, 2% 12/15/12	45,075,000	45,493,514
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2003 B. 5% 10/1/12	1,000,000	1,015,966
Series 2009 C, 5% 10/1/12	2,995,000	3,041,837
Series 2011 A, 3.5% 1/1/13	1,165,000	1,187,507
East Hartford Gen. Oblig. Bonds Series 2011 B, 2% 7/1/12	1,485,000	1,486,929
East Lyme Gen. Oblig. BAN:
Series 2011 B, 1% 7/26/12	4,235,000	4,239,573
1.5% 7/26/12	2,585,000	2,589,526
Fairfield Gen. Oblig. BAN 2% 7/20/12	7,075,000	7,092,208
Greenwich Gen. Oblig.:
BAN Series 2012, 1.5% 1/24/13	23,000,000	23,196,655
Bonds:
Series 2011, 5% 1/15/13	500,000	514,891
Series 2012, 2% 1/15/13	2,440,000	2,467,753
Hartford Gen. Oblig. Bonds:
Series 2012 A, 2% 4/1/13	2,500,000	2,533,620
Series 2012 B, 2% 7/15/12	560,000	561,208
Ledyard Gen. Oblig. BAN 1.5% 10/15/12	3,355,000	3,369,282
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN Series 2012, 1.5% 1/9/13	7,825,000	7,883,206
Manchester Gen. Oblig. BAN:
Series 2011 A, 2% 7/6/12	11,740,000	11,758,463
Series 2011 B, 2% 7/6/12	500,000	500,786
Milford Gen. Oblig. BAN Series 2011 B, 1% 11/2/12	10,145,000	10,176,931
New Milford Gen. Oblig. BAN 1% 7/26/12	18,100,000	18,122,940
North Branford Gen. Oblig. BAN 2% 11/7/12	4,233,000	4,264,532
Norwalk Gen. Oblig. Bonds Series C, 4% 7/1/12	1,150,000	1,153,582
Oxford Gen. Oblig. BAN Series 2011, 1.5% 7/26/12	2,349,000	2,353,400
Ridgefield Gen. Oblig. BAN Lot A, 1.5% 12/18/12	12,690,000	12,776,446
Shelton Gen. Oblig. Bonds Series 2011 B, 2% 10/15/12	3,565,000	3,588,275
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Bonds 17th Series, 5% 8/1/12	$ 2,890,000	$ 2,912,691
South Windsor Gen. Oblig. BAN Series 2012, 2% 2/20/13	9,035,000	9,150,712
Stamford Gen. Oblig. Bonds Series 2011 B, 2% 12/15/12	3,000,000	3,028,355
Stratford Gen. Oblig. Bonds Series 2011 C, 1% 8/1/12	1,480,000	1,481,721
Thomaston Gen. Oblig. BAN 1% 8/9/12	600,000	600,616
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 2/15/13	1,000,000	1,033,763
Series 2011 A, 5% 2/15/13	3,470,000	3,587,176
Vernon Gen. Oblig.:
BAN 2% 10/11/12	940,000	945,919
Bonds Series 2012, 2% 8/1/12	695,000	697,021
Watertown Gen. Oblig. BAN 2% 3/28/13	7,100,000	7,203,633
Windsor Locks Gen. Oblig. BAN 1.5% 7/5/12	4,400,000	4,404,981
Wolcott Gen. Oblig. BAN 1.5% 10/25/12	7,280,000	7,312,680
		457,488,706
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 6/7/12, CP mode (e)	2,700,000	2,700,000
		3,400,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 6/25/12, CP mode (e)	400,000	400,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 6/12/12, CP mode (e)	5,100,000	5,100,000
TOTAL OTHER MUNICIPAL DEBT		466,388,706
Investment Company - 13.7%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.22% (c)(d)	240,586,000	$ 240,586,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,759,713,706)		1,759,713,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105,274)
NET ASSETS - 100%		$ 1,759,608,432
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 176,438
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,519,127,706)	$ 1,519,127,706
Fidelity Central Funds (cost $240,586,000)	240,586,000
Total Investments (cost $1,759,713,706)		$ 1,759,713,706
Cash		10,375,899
Receivable for fund shares sold		13,226,931
Interest receivable		4,322,168
Distributions receivable from Fidelity Central Funds		43,997
Prepaid expenses		695
Receivable from investment adviser for expense reductions		81
Other receivables		932
Total assets		1,787,684,409

Liabilities
Payable for investments purchased Regular delivery	$ 1,532,625
Delayed delivery	12,350,000
Payable for fund shares redeemed	13,510,123
Distributions payable	304
Accrued management fee	299,205
Other affiliated payables	362,346
Other payables and accrued expenses	21,374
Total liabilities		28,075,977

Net Assets		$ 1,759,608,432
Net Assets consist of:
Paid in capital		$ 1,759,555,405
Distributions in excess of net investment income		(11,978)
Accumulated undistributed net realized gain (loss) on investments		65,005
Net Assets, for 1,758,853,249 shares outstanding		$ 1,759,608,432
Net Asset Value, offering price and redemption price per share ($1,759,608,432 ÷ 1,758,853,249 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,464,044
Income from Fidelity Central Funds		176,438
Total income		1,640,482

Expenses
Management fee	$ 3,279,478
Transfer agent fees	942,363
Accounting fees and expenses	89,420
Custodian fees and expenses	11,167
Independent trustees' compensation	3,176
Registration fees	27,952
Audit	19,825
Legal	12,609
Miscellaneous	6,827
Total expenses before reductions	4,392,817
Expense reductions	(2,842,260)	1,550,557
Net investment income (loss)		89,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		63,755
Net increase in net assets resulting from operations		$ 153,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,925	$ 172,531
Net realized gain (loss)	63,755	3,951
Net increase in net assets resulting from operations	153,680	176,482
Distributions to shareholders from net investment income	(89,874)	(172,498)
Distributions to shareholders from net realized gain	-	(33,931)
Total distributions	(89,874)	(206,429)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,052,217,245	4,270,731,400
Reinvestment of distributions	88,477	204,461
Cost of shares redeemed	(2,075,861,404)	(4,143,393,818)
Net increase (decrease) in net assets and shares resulting from share transactions	(23,555,682)	127,542,043
Total increase (decrease) in net assets	(23,491,876)	127,512,096

Net Assets
Beginning of period	1,783,100,308	1,655,588,212
End of period (including distributions in excess of net investment income of $11,978 and distributions in excess of net investment income of $12,029, respectively)	$ 1,759,608,432	$ 1,783,100,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.019	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.019	.032
Distributions from net investment income	- F	- F	- F	(.001)	(.019)	(.032)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	- F	(.001)	(.019)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.12%	1.97%	3.24%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.49%	.53%	.50%	.49%
Expenses net of fee waivers, if any	.17% A	.22%	.28%	.49%	.49%	.48%
Expenses net of all reductions	.17% A	.22%	.28%	.48%	.42%	.39%
Net investment income (loss)	.01% A	.01%	.01%	.12%	1.90%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,759,608	$ 1,783,100	$ 1,655,588	$ 1,807,770	$ 2,116,583	$ 1,950,435

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity® Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$ 532,550,003	$ 40,552,812	$ (42,900)	$ 40,509,912
Fidelity Connecticut Municipal Money Market Fund	1,759,713,706	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $45,303,870 and $29,484,216, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%*

* During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of

Semiannual Report

7. Committed Line of Credit - continued

the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 840

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 87,937

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,752,520.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Connecticut Municipal Income Fund	$ 2,737	$ 585	$ 3
Fidelity Connecticut Municipal Money Market Fund	1,803	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

CTF-USAN-0712
1.786817.109

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® New Jersey Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity® New Jersey Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,061.80	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.60	$ 2.43
Fidelity New Jersey Municipal Money Market Fund	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05**
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.06**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.55 and $2.58, respectively.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.1	49.3
Transportation	11.5	12.5
Education	8.7	8.1
Escrowed/Pre-Refunded	7.0	6.0
Special Tax	6.9	6.6
Weighted Average Maturity as of May 31, 2012
		6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2012
6 months ago
Years	6.9	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
AAA 2.8%	AAA 4.3%
AA,A 79.6%	AA,A 82.1%
BBB 9.1%	BBB 7.0%
BB and Below 0.6%	BB and Below 1.3%
Not Rated 1.8%	Not Rated 1.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.1%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.9%
	Principal Amount	Value
New Jersey - 81.7%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	$ 3,045,000	$ 3,448,889
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,638,250
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,638,148
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,184
5.25% 8/15/17	20,000	20,190
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,432,242
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,728,540
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,680,096
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,277,084
5% 3/1/21	1,000,000	1,228,610
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,151,810
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (Pre-Refunded to 7/1/12 @ 100)	2,570,000	2,579,201
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,266,945
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,871,400
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,336,400
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,688,802
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,225,464
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,454,474
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,681,263
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,715,473
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,837,847
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,380,625
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,836,840
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	699,968
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,940
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	894,053
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,210
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16 (Pre-Refunded to 9/15/13 @ 100)	1,360,000	1,446,510
5.25% 9/15/17 (Pre-Refunded to 9/15/13 @ 100)	2,000,000	2,127,220
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,912,171
5% 8/1/28	4,000,000	4,796,520
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	26,521
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,260,100
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,849,195
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,436,350
5.5% 12/15/19	8,000,000	9,966,720
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,185,400
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	3,032,451
5.125% 3/1/28	18,455,000	19,861,081
5.125% 3/1/30	2,175,000	2,334,710
5.25% 3/1/21	2,800,000	3,071,936
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,334,950
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/22	$ 15,700,000	$ 17,145,185
5.25% 3/1/23	4,740,000	5,156,362
5.25% 3/1/24	9,000,000	9,800,640
5.25% 3/1/25	3,000,000	3,258,510
5.25% 3/1/26	9,000,000	9,752,940
Series 2005 P:
5.125% 9/1/28	6,800,000	7,255,532
5.25% 9/1/26	8,000,000	8,795,360
Series 2006 S, 5% 9/1/36	9,000,000	9,581,850
Series 2007 U, 5% 9/1/37	2,000,000	2,155,260
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,373,048
Series 2012, 5% 6/15/20	5,000,000	5,778,150
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.) Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	3,272,551
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,432,100
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,000,550
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Pre-Refunded to 7/1/12 @ 100)	2,000,000	2,007,520
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	5,025,150
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,136,360
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	181,121
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,167,819
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,174,140
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,141,900
5% 7/1/12	175,000	175,614
5% 7/1/13	250,000	262,763
5% 7/1/14	235,000	256,721
5% 7/1/15	235,000	266,044
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Theological Seminary Proj.) Series 2009 B:
5% 7/1/17	$ 490,000	$ 591,283
5% 7/1/18	250,000	308,273
5% 7/1/19	200,000	250,766
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,408,750
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,843,675
5.5% 7/1/18 (FGIC Insured)	4,390,000	5,179,103
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,334,680
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	3,029,670
Series 2012 A:
5% 7/1/18	1,000,000	1,197,270
5% 7/1/19	1,000,000	1,211,590
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,743,045
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	35,503
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,913,100
(Atlantic City Med. Ctr. Proj.) Series 2002, 5.75% 7/1/25	1,670,000	1,676,730
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,151,820
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100)	2,040,000	2,087,144
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,050,000	3,238,795
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,935,985
Series 2010, 5% 1/1/34	2,000,000	2,093,560
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,415,400
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,274,676
5% 3/1/21	2,680,000	2,991,550
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,739,718
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,889,200
Series 2008 A. 5.25% 10/1/38	5,965,000	6,499,166
Series 2008, 6.625% 7/1/38	3,225,000	3,741,323
Series 2009 A, 5.75% 10/1/31	4,000,000	4,641,120
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2011:
5% 7/1/19	$ 1,500,000	$ 1,744,845
5% 7/1/23	2,500,000	2,903,500
5% 7/1/24	2,000,000	2,302,260
5% 7/1/25	2,265,000	2,575,985
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,889,450
Series 2011-1, 5.5% 12/1/21 (b)	2,000,000	2,318,840
New Jersey Inst Technology Series 2012 A:
5% 7/1/32	1,250,000	1,431,963
5% 7/1/42	5,000,000	5,569,000
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	7,215,000	7,559,228
Series 2007 1A, 5% 6/1/15	1,000,000	1,079,360
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	2,415,000	2,681,809
6.5% 1/1/16 (Escrowed to Maturity)	5,975,000	6,784,015
Series 2005 C:
6.5% 1/1/16	595,000	705,860
6.5% 1/1/16 (Escrowed to Maturity)	190,000	230,084
Series 2009 E, 5.25% 1/1/40	10,600,000	11,945,458
Series 2009 G, 5% 1/1/17	3,745,000	4,341,878
Series 2009 I, 5% 1/1/35	5,000,000	5,572,400
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	145,000	145,207
6% 6/15/35	2,800,000	3,386,040
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,682,560
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,279,360
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,212,098
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,477,536
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B:
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,235,000	$ 19,017,241
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	11,099,600
Series 2005 D, 5% 6/15/20	4,000,000	4,404,120
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,382,200
0% 12/15/34	4,000,000	1,383,120
Series 2008 A:
0% 12/15/35	12,055,000	3,850,608
0% 12/15/36	25,000,000	7,463,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,933,583
Series 2009 A:
0% 12/15/36	1,915,000	551,520
0% 12/15/38	13,900,000	3,551,867
0% 12/15/39	18,895,000	4,561,631
Series 2010 A, 0% 12/15/30	14,750,000	6,169,778
Series 2011 A, 5.25% 6/15/25	6,000,000	7,097,160
Series 2011 B:
5.25% 6/15/25	3,185,000	3,767,409
5.25% 6/15/26	2,000,000	2,357,020
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,716,889
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,630
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,249,850
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	2,911,511
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	2,500,000	2,701,675
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,468,625
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,997,708
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,490
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	$ 2,000,000	$ 1,466,300
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	390,000	411,754
Series 2009 F:
5% 5/1/30	1,500,000	1,711,935
5% 5/1/39	9,500,000	10,545,475
Series 2010 I, 5% 5/1/29	1,110,000	1,276,134
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,286,260
		548,174,697
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,349,374
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,099,359
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,006,860
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,006,780
Series 2010 D, 5% 1/1/40	4,000,000	4,299,560
		12,761,933
New York & New Jersey - 5.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,009,870
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	8,697,696
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,043,124
141st Series:
5% 9/1/18 (b)	6,000,000	6,611,280
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,599,488
163rd Series, 5% 7/15/35	3,255,000	3,690,454
166th Series, 5% 1/15/41	5,000,000	5,600,600
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,321,720
		36,574,232
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 4.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	$ 2,100,000	$ 2,203,005
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,135,390
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,254,340
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,263,340
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,695,850
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,949,356
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,160,690
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	1,182,120
0% 8/1/47 (AMBAC Insured)	1,000,000	138,640
Series 2009 A, 6.5% 8/1/44	1,500,000	1,747,485
Series 2010 C, 6% 8/1/39	2,200,000	2,518,318
Series 2011 C, 0% 8/1/38	23,300,000	5,608,310
		29,856,844
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,157,870
Series 2009 A1, 5% 10/1/24	500,000	535,040
Series 2009 B, 5% 10/1/25	1,200,000	1,280,952
		2,973,862
TOTAL INVESTMENT PORTFOLIO - 93.9% (Cost $580,031,852)	630,341,568
NET OTHER ASSETS (LIABILITIES) - 6.1%	40,853,598
NET ASSETS - 100%	$ 671,195,166
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.1%
Transportation	11.5%
Education	8.7%
Escrowed/Pre-Refunded	7.0%
Special Tax	6.9%
Health Care	6.7%
Others (Individually Less Than 5%)	5.0%
Net Other Assets (Liabilities)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $580,031,852)		$ 630,341,568
Cash		33,006,744
Receivable for fund shares sold		150,745
Interest receivable		9,409,371
Prepaid expenses		219
Other receivables		4,875
Total assets		672,913,522

Liabilities
Payable for fund shares redeemed	$ 723,965
Distributions payable	612,713
Accrued management fee	203,516
Other affiliated payables	155,245
Other payables and accrued expenses	22,917
Total liabilities		1,718,356

Net Assets		$ 671,195,166
Net Assets consist of:
Paid in capital		$ 621,123,798
Undistributed net investment income		93,546
Accumulated undistributed net realized gain (loss) on investments		(331,894)
Net unrealized appreciation (depreciation) on investments		50,309,716
Net Assets, for 54,862,322 shares outstanding		$ 671,195,166
Net Asset Value, offering price and redemption price per share ($671,195,166 ÷ 54,862,322 shares)		$ 12.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Interest		$ 12,863,693

Expenses
Management fee	$ 1,187,077
Transfer agent fees	231,693
Accounting fees and expenses	76,410
Custodian fees and expenses	3,719
Independent trustees' compensation	1,159
Registration fees	22,053
Audit	25,583
Legal	2,611
Miscellaneous	3,188
Total expenses before reductions	1,553,493
Expense reductions	(9,842)	1,543,651
Net investment income (loss)		11,320,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		419,317
Change in net unrealized appreciation (depreciation) on investment securities		26,488,170
Net gain (loss)		26,907,487
Net increase (decrease) in net assets resulting from operations		$ 38,227,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,320,042	$ 23,113,941
Net realized gain (loss)	419,317	1,678,000
Change in net unrealized appreciation (depreciation)	26,488,170	5,576,026
Net increase (decrease) in net assets resulting from operations	38,227,529	30,367,967
Distributions to shareholders from net investment income	(11,308,234)	(23,071,431)
Share transactions Proceeds from sales of shares	65,589,516	97,424,849
Reinvestment of distributions	7,793,833	15,927,072
Cost of shares redeemed	(37,484,197)	(178,970,772)
Net increase (decrease) in net assets resulting from share transactions	35,899,152	(65,618,851)
Redemption fees	1,121	9,291
Total increase (decrease) in net assets	62,819,568	(58,313,024)

Net Assets
Beginning of period	608,375,598	666,688,622
End of period (including undistributed net investment income of $93,546 and undistributed net investment income of $81,738, respectively)	$ 671,195,166	$ 608,375,598
Other Information Shares
Sold	5,424,066	8,551,214
Issued in reinvestment of distributions	642,466	1,391,611
Redeemed	(3,101,071)	(15,819,339)
Net increase (decrease)	2,965,461	(5,876,514)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.54	$ 11.48	$ 10.71	$ 11.49	$ 11.65
Income from Investment Operations
Net investment income (loss) D	.211	.445	.435	.431	.440	.442
Net realized and unrealized gain (loss)	.510	.179	.060	.795	(.771)	(.124)
Total from investment operations	.721	.624	.495	1.226	(.331)	.318
Distributions from net investment income	(.211)	(.444)	(.435)	(.431)	(.439)	(.441)
Distributions from net realized gain	-	-	-	(.025)	(.010)	(.037)
Total distributions	(.211)	(.444)	(.435)	(.456)	(.449)	(.478)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.23	$ 11.72	$ 11.54	$ 11.48	$ 10.71	$ 11.49
Total Return B,C	6.18%	5.57%	4.34%	11.64%	(2.98)%	2.83%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.47%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.48%	.47%
Expenses net of all reductions	.48% A	.48%	.47%	.47%	.45%	.43%
Net investment income (loss)	3.49% A	3.88%	3.74%	3.85%	3.90%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 671,195	$ 608,376	$ 666,689	$ 651,501	$ 547,850	$ 596,718
Portfolio turnover rate	12% A	7%	5%	6%	19%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	71.9	74.9	77.5
8 - 30	3.7	4.2	7.0
31 - 60	3.4	1.5	3.2
61 - 90	7.4	1.5	2.6
91 - 180	6.4	5.8	2.4
> 180	7.2	12.1	7.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity New Jersey Municipal Money Market Fund	39 Days	47 Days	34 Days
New Jersey Tax-Free Money Market Funds Average *	40 Days	42 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity New Jersey Municipal Money Market Fund	39 Days	47 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Variable Rate Demand Notes (VRDNs) 62.7%	Variable Rate Demand Notes (VRDNs) 66.4%
Other Municipal Debt 26.6%	Other Municipal Debt 23.4%
Investment Companies 9.2%	Investment Companies 9.4%
Net Other Assets (Liabilities) 1.5%	Net Other Assets (Liabilities) 0.8%

* Source: iMoneyNet, Inc.

Current and Historical Seven-Day Yields

	5/31/12	2/29/12	11/28/11	8/29/11	5/30/11
New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2012, the most recent period shown in the table, would have been -.26%.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.7%
	Principal Amount	Value
California - 0.1%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(e)	$ 1,200,000	$ 1,200,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.32% 6/1/12, VRDN (a)(d)	2,550,000	2,550,000
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Series 2008, 0.14% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
Florida - 0.2%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.26% 6/7/12, LOC Bank of America NA, VRDN (a)(d)	3,200,000	3,200,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.25% 6/7/12, VRDN (a)(d)	8,000,000	8,000,000
Kentucky - 0.3%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.21% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000,000	5,000,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.21% 6/7/12, LOC PNC Bank NA, VRDN (a)(d)	2,070,000	2,070,000
		7,070,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.19% 6/7/12, VRDN (a)(d)	2,000,000	2,000,000
Minnesota - 0.0%
Minnesota Office of Higher Ed. Series 2011 B, 0.17% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
New Jersey - 40.2%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.17% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.15% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.17% 6/7/12, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.16% 6/7/12, LOC Bank of New York, New York, VRDN (a)	$ 43,295,000	$ 43,295,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.25% 6/1/12, LOC Bank of America NA, VRDN (a)	11,885,000	11,885,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.15% 6/7/12, LOC Barclays Bank PLC, VRDN (a)	25,355,000	25,355,000
Series 2003 A2, 0.15% 6/7/12, LOC Barclays Bank PLC, VRDN (a)	35,000,000	35,000,000
Series 2003 A3, 0.15% 6/7/12, LOC Barclays Bank PLC, VRDN (a)	9,000,000	9,000,000
Series 2003 A4, 0.15% 6/7/12, LOC Barclays Bank PLC, VRDN (a)	12,700,000	12,700,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Duke Farms Foundation Proj.) Series 2009 A, 0.18% 6/1/12, LOC Northern Trust Co., VRDN (a)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.23% 6/1/12, VRDN (a)(d)	11,900,000	11,900,000
Series 2011 C, 0.23% 6/7/12, VRDN (a)(d)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	16,800,000	16,800,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.12% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.14% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	17,025,000	17,025,000
(The Hun School of Princeton Proj.) Series 2004, 0.15% 6/7/12, LOC PNC Bank NA, VRDN (a)	9,525,000	9,525,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.21% 6/7/12, LOC Citibank NA, VRDN (a)(d)	55,000,000	55,000,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000,000	10,000,000
Series 2006 A, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.14% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	23,330,000	23,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BC 11 117B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	$ 4,915,000	$ 4,915,000
Series Putters 3922, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,335,000	4,335,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.2% 6/7/12, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
Series 2008 C, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	44,955,000	44,955,000
(Barnabas Health Proj.) Series 2011 B, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,000,000	17,000,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.15% 6/7/12, LOC PNC Bank NA, VRDN (a)	8,070,000	8,070,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,415,000	17,415,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.2% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,080,000	10,080,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.15% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	11,030,000	11,030,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.18% 6/7/12, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
Series 2008 F, 0.19% 6/7/12, LOC Bank of America NA, VRDN (a)(d)	88,425,000	88,425,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	39,800,000	39,800,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	44,775,000	44,775,000
Series 2009 B, 0.14% 6/7/12, LOC PNC Bank NA, VRDN (a)	31,200,000	31,200,000
Series 2009 C, 0.12% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,900,000	10,900,000
Series 2009 D, 0.14% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	13,815,000	13,815,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.14% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 16,400,000	$ 16,400,000
Series 2009 D, 0.16% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	114,050,000	114,050,000
Rutgers State Univ. Rev. Participating VRDN:
Series Putters 3445, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series RBC O 27, 0.16% 6/7/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	3,330,000	3,330,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.22% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,400,000	4,400,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.2% 6/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	7,250,000	7,250,000
Vineland Gen. Oblig. 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,415,000	16,415,000
		871,625,000
New Jersey/Pennsylvania - 6.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.16% 6/7/12, LOC Bank of America NA, VRDN (a)	53,880,000	53,880,000
Series 2008 B, 0.15% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	78,430,000	78,430,000
Series 2010 B, 0.16% 6/7/12, LOC Bank of America NA, VRDN (a)	17,300,000	17,300,000
		149,610,000
New York - 0.6%
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	12,200,000	12,200,000
New York & New Jersey - 10.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	35,980,000	35,980,000
Series BA 08 1066, 0.35% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,540,000	3,540,000
Series BA 08 1067, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1107, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 24,260,000	$ 24,260,000
Series EGL 06 107 Class A, 0.23% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series MT 783, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,585,000	3,585,000
Series Putters 2945, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3114, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series Putters 4001 Z, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,265,000	8,265,000
Series Putters 4129, 0.24% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,625,000	4,625,000
Series Solar 06 16, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	8,360,000	8,360,000
Series 1991 1, 0.26% 7/2/12, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.26% 7/2/12, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.23% 7/2/12, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.26% 7/2/12, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.26% 7/2/12, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.24% 6/7/12, VRDN (a)	10,000,000	10,000,000
		232,485,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	900,000	900,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.38% 6/7/12, VRDN (a)	6,500,000	6,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.23% 6/7/12 (Liquidity Facility Citibank NA), VRDN (a)(d)	2,200,000	2,200,000
		8,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.12% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 26,650,000	$ 26,650,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.19% 6/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	5,700,000	5,700,000
		32,350,000
Tennessee - 0.2%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.22% 6/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(d)	5,000,000	5,000,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE		1,359,190,000
Other Municipal Debt - 26.6%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 6/7/12, CP mode (d)	3,400,000	3,400,000
		4,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 6/25/12, CP mode	3,740,000	3,740,000
Series 1993 B, 0.5% tender 6/20/12, CP mode	1,650,000	1,650,000
		5,390,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 6/25/12, CP mode (d)	2,500,000	2,500,000
Series A1, 0.5% tender 6/7/12, CP mode (d)	2,900,000	2,900,000
		5,400,000
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - 21.3%
Bergen County Gen. Oblig. Bonds Series 2009 A, 3.25% 11/1/12	$ 1,000,000	$ 1,012,651
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2011, 2% 10/10/12	6,700,000	6,736,503
Carteret Gen. Oblig. BAN 1.5% 10/19/12	8,888,000	8,906,511
Chatham Township Gen. Oblig. BAN 1.5% 7/20/12	6,343,750	6,351,342
Cherry Hill Township Gen. Oblig. BAN Series 2011, 1.5% 10/17/12	9,445,250	9,483,175
Cranbury Township Gen. Oblig. BAN 2% 1/11/13	5,666,000	5,710,752
Denville Township BAN 1.5% 10/19/12	7,231,970	7,261,151
East Greenwich Township BAN Series A, 2% 2/7/13	9,097,134	9,180,554
Edgewater Gen. Oblig. BAN 1.5% 8/10/12	7,374,000	7,384,210
Englewood Gen. Oblig. BAN Series 2012 A, 1.5% 5/3/13	22,171,753	22,362,498
Essex County Gen. Oblig. TAN Series 2012 A, 1% 11/16/12	27,900,000	28,005,740
Florham Park Gen. Oblig. BAN 2% 1/24/13	7,714,000	7,792,588
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2003 A:
5.25% 11/1/12	2,845,000	2,904,139
5.25% 11/1/12 (Escrowed to Maturity)	3,255,000	3,322,662
Gloucester County Gen. Oblig. BAN Series 2011 A, 1.5% 9/27/12	9,500,000	9,538,483
Hopewell Township Gen. Oblig. BAN 1.5% 1/18/13	9,350,000	9,422,370
Long Beach Township Gen. Oblig. BAN Series 2012 A, 2% 3/28/13	6,589,450	6,670,261
Madison Borough Gen. Oblig. BAN 2% 1/18/13	8,193,000	8,282,170
Middlesex County Gen. Oblig. BAN 1.5% 6/7/12	2,885,000	2,885,451
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	11,500,000	11,546,253
Morris County NJ Impt. Auth. Rev. BAN Series 2011, 1.5% 8/29/12	4,500,000	4,513,262
Morristown Gen. Oblig. BAN 1.5% 6/14/12	6,000,000	6,001,607
New Jersey Gen. Oblig.:
Bonds:
Series D, 6% 2/15/13	3,400,000	3,539,077
Series H, 5.25% 7/1/12	2,000,000	2,008,230
Series O, 4% 8/1/12	21,900,000	22,038,780
Series S, 5% 2/15/13	1,600,000	1,653,681
TRAN Series 2012 C, 2% 6/21/12	24,635,000	24,658,634
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2011, 2% 7/1/12	10,760,000	10,771,607
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 C, 5.75% 12/15/12	8,300,000	8,545,587
Series 2005 A, 5.25% 12/15/12	3,375,000	3,466,454
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Bonds: - continued
Series B, 5.25% 12/15/12	$ 4,750,000	$ 4,874,968
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	20,900,000	20,948,320
Ocean City Gen. Oblig. BAN 2% 3/8/13	9,750,000	9,857,854
Ocean Township Gen. Oblig. BAN Series 2011, 1.5% 12/19/12	6,227,835	6,261,170
Passaic County Gen. Oblig.:
BAN Series 2011 C, 2% 12/28/12	20,181,000	20,371,304
Bonds Series 2012 A, 2% 4/1/13	1,025,000	1,037,753
Randolph Township Gen. Oblig. BAN 2% 3/27/13	7,980,000	8,086,096
Robbinsville Township Gen. Oblig. BAN Series 2011 C, 2% 8/8/12	9,274,000	9,299,752
Rutgers State Univ. Rev. Series B, 0.15% 8/3/12, CP	20,700,000	20,700,000
South Orange Village Township Rev. BAN Series 2011 B, 2% 9/7/12	2,100,000	2,107,538
South Plainfield Gen. Oblig. BAN 1.5% 6/28/12	9,227,700	9,234,609
South River Borough Gen. Oblig. BAN Series 2011 A, 1.5% 12/19/12	11,245,000	11,284,756
Springfield Township Gen. Oblig. BAN 1.5% 8/10/12	11,316,902	11,338,861
Sussex County Gen. Oblig. BAN 1.5% 7/31/12	9,200,000	9,219,778
Union County Gen. Oblig. BAN 1.5% 6/29/12	30,000,000	30,029,077
Upper Saddle River Gen. Oblig. BAN:
1% 6/1/12	6,130,000	6,130,000
2% 2/22/13	3,870,000	3,913,948
Wayne Township Wtr. Util. BAN 1.5% 9/14/12	7,000,000	7,015,344
West Caldwell Township BAN 1% 7/13/12	8,053,965	8,057,264
		461,724,775
New York & New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Bonds:
131st Series, 5% 12/15/12 (d)	1,000,000	1,024,260
162nd Series, 1.25% 9/15/12	2,080,000	2,085,835
169th Series, 3% 10/15/12 (d)	5,500,000	5,554,510
Series A:
0.14% 8/9/12, CP (d)	2,785,000	2,785,000
0.14% 8/16/12, CP (d)	7,600,000	7,600,000
0.15% 8/2/12, CP (d)	8,100,000	8,100,000
0.16% 8/9/12, CP (d)	6,100,000	6,100,000
0.16% 8/23/12, CP (d)	16,145,000	16,145,000
0.17% 11/7/12, CP (d)	21,035,000	21,035,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series A:
0.18% 10/4/12, CP (d)	$ 2,600,000	$ 2,600,000
0.18% 10/18/12, CP (d)	7,460,000	7,460,000
Series B:
0.12% 8/1/12, CP	5,800,000	5,800,000
0.18% 6/5/12, CP	5,500,000	5,500,000
0.18% 8/8/12, CP	7,440,000	7,440,000
		99,229,605
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/1/12, CP mode	1,650,000	1,650,000
TOTAL OTHER MUNICIPAL DEBT		577,694,380
Investment Company - 9.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.22% (b)(c)	198,690,000	198,690,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,135,574,380)		2,135,574,380
NET OTHER ASSETS (LIABILITIES) - 1.5%		31,859,385
NET ASSETS - 100%		$ 2,167,433,765
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1991 1, 0.26% 7/2/12, VRDN	6/18/91	$ 8,800,000
1991 3, 0.26% 7/2/12, VRDN	12/3/03	$ 9,800,000
1992 1, 0.23% 7/2/12, VRDN	2/14/92	$ 6,800,000
1995 3, 0.26% 7/2/12, VRDN	9/15/95	$ 9,400,000
1995 4, 0.26% 7/2/12, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 147,946
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,936,884,380)	$ 1,936,884,380
Fidelity Central Funds (cost $198,690,000)	198,690,000
Total Investments (cost $2,135,574,380)		$ 2,135,574,380
Cash		36,912
Receivable for investments sold		26,311,847
Receivable for fund shares sold		16,892,249
Interest receivable		4,552,408
Distributions receivable from Fidelity Central Funds		29,262
Prepaid expenses		823
Other receivables		20
Total assets		2,183,397,901

Liabilities
Payable for investments purchased	$ 316,582
Payable for fund shares redeemed	14,672,453
Distributions payable	490
Accrued management fee	432,017
Other affiliated payables	520,470
Other payables and accrued expenses	22,124
Total liabilities		15,964,136

Net Assets		$ 2,167,433,765
Net Assets consist of:
Paid in capital		$ 2,167,501,222
Undistributed net investment income		66
Accumulated undistributed net realized gain (loss) on investments		(67,523)
Net Assets, for 2,165,849,408 shares outstanding		$ 2,167,433,765
Net Asset Value, offering price and redemption price per share ($2,167,433,765 ÷ 2,165,849,408 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Interest		$ 2,291,554
Income from Fidelity Central Funds		147,946
Total income		2,439,500

Expenses
Management fee	$ 4,004,278
Transfer agent fees	1,402,036
Accounting fees and expenses	104,879
Custodian fees and expenses	13,409
Independent trustees' compensation	3,864
Registration fees	29,676
Audit	20,156
Legal	9,313
Miscellaneous	8,026
Total expenses before reductions	5,595,637
Expense reductions	(3,265,900)	2,329,737
Net investment income (loss)		109,763
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		319
Net increase in net assets resulting from operations		$ 110,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 109,763	$ 211,699
Net realized gain (loss)	319	(39)
Net increase in net assets resulting from operations	110,082	211,660
Distributions to shareholders from net investment income	(109,697)	(211,542)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,870,142,160	5,992,337,156
Reinvestment of distributions	107,847	209,423
Cost of shares redeemed	(2,840,117,722)	(5,931,191,190)
Net increase (decrease) in net assets and shares resulting from share transactions	30,132,285	61,355,389
Total increase (decrease) in net assets	30,132,670	61,355,507

Net Assets
Beginning of period	2,137,301,095	2,075,945,588
End of period (including undistributed net investment income of $66 and $0, respectively)	$ 2,167,433,765	$ 2,137,301,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.019	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.019	.032
Distributions from net investment income	- F	- F	- F	(.001)	(.019)	(.032)
Distributions from net realized gain (loss)	-	-	-	-	- F	-
Total distributions	- F	- F	- F	(.001)	(.019)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.11%	1.90%	3.23%
Ratios to Average Net Assets D,E
Expenses before reductions	.51% A	.51%	.51%	.55%	.52%	.51%
Expenses net of fee waivers, if any	.21% A	.25%	.30%	.51%	.52%	.51%
Expenses net of all reductions	.21% A	.25%	.30%	.51%	.44%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.11%	1.84%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,167,434	$ 2,137,301	$ 2,075,946	$ 2,241,592	$ 2,598,967	$ 2,220,873

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$ 579,963,865	$ 50,715,103	$ (337,400)	$ 50,377,703
Fidelity New Jersey Municipal Money Market Fund	2,135,574,380	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2019	Total with expiration
Fidelity New Jersey Municipal Income Fund	$ (751,210)	$ -	$ (751,210)
Fidelity New Jersey Municipal Money Market Fund	(103,262)	(39)	(103,301)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $55,436,256 and $38,322,151, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 946

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,265,270.

In addition, through arrangements with Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity New Jersey Municipal Income Fund	$ 3,438	$ 6,403	$ 1
Fidelity New Jersey Municipal Money Market Fund	630	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NJN-USAN-0712
1.786819.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012